Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 22, 2023	Jun. 21, 2023
Disclosure of credit risk exposure
Capital conservation buffer	2.50%	2.50%
Countercyclical buffer	1.60%	1.60%
Capital base requirement	3.00%	3.00%
Leverage ratio	9.60%	9.30%
AAA to AA- | Central governments
Disclosure of credit risk exposure
EAD	kr 209,730	kr 208,956
AAA to AA- | Financial institutions
Disclosure of credit risk exposure
EAD	14,245	10,986
AAA to AA- | Corporates
Disclosure of credit risk exposure
EAD	4,423	4,130
A+ to A- | Central governments
Disclosure of credit risk exposure
EAD	2,091	2,678
A+ to A- | Financial institutions
Disclosure of credit risk exposure
EAD	18,777	21,184
A+ to A- | Corporates
Disclosure of credit risk exposure
EAD	27,693	30,668
BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
EAD	995	1,000
BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
EAD	75,379	68,751
BB+ to B- | Central governments
Disclosure of credit risk exposure
EAD	12	15
BB+ to B- | Financial institutions
Disclosure of credit risk exposure
EAD	50	66
BB+ to B- | Corporates
Disclosure of credit risk exposure
EAD	32,193	32,716
CCC to D | Central governments
Disclosure of credit risk exposure
EAD	0	1
CCC to D | Corporates
Disclosure of credit risk exposure
EAD	kr 809	kr 979
Sweden
Disclosure of credit risk exposure
Countercyclical buffer			2.00%	1.00%
Capital requirement related to credit risk exposures	74.00%	73.00%
Foreign countries
Disclosure of credit risk exposure
Countercyclical buffer	0.12%	0.13%
Standardized approach | Operational risk
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Minimum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%	0.003%
Minimum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.03%	0.01%
Minimum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.02%	0.02%
Minimum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.05%	0.06%
Minimum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.10%	0.10%
Minimum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.15%	0.16%
Minimum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	0.45%	0.45%
Minimum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.50%	0.50%
Minimum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	38.28%	38.28%
Minimum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	35.29%	28.91%
Minimum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Maximum | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.01%	0.01%
Maximum | AAA to AA- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.032%	0.04%
Maximum | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.06%	0.06%
Maximum | A+ to A- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.06%	0.11%
Maximum | BBB+ to BBB- | Central governments
Disclosure of credit risk exposure
PD in %	0.27%	0.27%
Maximum | BBB+ to BBB- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	0.35%	0.32%
Maximum | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	7.69%	7.69%
Maximum | BB+ to B- | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	11.43%	8.27%
Maximum | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%	100.00%
Maximum | CCC to D | Financial institutions and corporates
Disclosure of credit risk exposure
PD in %	100.00%	100.00%
Maximum | Standardized approach | Operational risk
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%
Average | AAA to AA- | Central governments
Disclosure of credit risk exposure
PD in %	0.003%	0.003%
Average LGD in %	45.00%	45.00%
Average risk weight in %	4.10%	4.20%
Average | AAA to AA- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.03%	0.04%
Average LGD in %	34.80%	35.70%
Average risk weight in %	15.00%	24.40%
Average | AAA to AA- | Corporates
Disclosure of credit risk exposure
PD in %	0.03%	0.02%
Average LGD in %	45.00%	45.00%
Average risk weight in %	11.80%	16.60%
Average | A+ to A- | Central governments
Disclosure of credit risk exposure
PD in %	0.06%	0.05%
Average LGD in %	45.00%	45.00%
Average risk weight in %	22.80%	20.90%
Average | A+ to A- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.05%	0.07%
Average LGD in %	29.40%	29.90%
Average risk weight in %	16.80%	34.30%
Average | A+ to A- | Corporates
Disclosure of credit risk exposure
PD in %	0.06%	0.08%
Average LGD in %	45.00%	45.00%
Average risk weight in %	19.80%	27.20%
Average | BBB+ to BBB- | Financial institutions
Disclosure of credit risk exposure
PD in %	0.33%	0.30%
Average LGD in %	45.00%	45.00%
Average risk weight in %	80.00%	76.00%
Average | BBB+ to BBB- | Corporates
Disclosure of credit risk exposure
PD in %	0.21%	0.23%
Average LGD in %	45.00%	45.00%
Average risk weight in %	46.10%	50.20%
Average | BB+ to B- | Central governments
Disclosure of credit risk exposure
PD in %	1.20%	1.24%
Average LGD in %	45.00%	45.00%
Average risk weight in %	105.20%	105.20%
Average | BB+ to B- | Financial institutions
Disclosure of credit risk exposure
PD in %	1.18%	1.16%
Average LGD in %	45.00%	45.00%
Average risk weight in %	130.00%	129.50%
Average | BB+ to B- | Corporates
Disclosure of credit risk exposure
PD in %	0.81%	0.81%
Average LGD in %	45.00%	45.00%
Average risk weight in %	86.90%	86.90%
Average | CCC to D | Central governments
Disclosure of credit risk exposure
PD in %	100.00%	100.00%
Average LGD in %	45.00%	45.00%
Average | CCC to D | Corporates
Disclosure of credit risk exposure
PD in %	45.50%	99.90%
Average LGD in %	45.00%	45.00%
Average risk weight in %	219.40%	0.50%